UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04466

Monetta Fund, Inc.

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(Exact name of registrant as specified in charter)

1776 S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

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(Address of principal executive offices) (Zip Code)

Monetta Financial Services, Inc.

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

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(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-462-9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

The following is the schedule of investments as of March 31, 2012 for the Monetta Fund, Inc., a Maryland corporation.

Schedule of Investments (Unaudited)		March 31, 2012
Monetta Fund

COMMON STOCKS - 94.8%
NUMBER OF SHARES		VALUE
Consumer Discretionary – 19.0%

Automobiles & Components - 4.9%
*115,000	Ford Motor Co.	$1,436,350
*22,000	General Motors Co.	564,300
*10,000	TRW Automotive Holdings Corp.	464,500
		2,465,150

Consumer Durables & Apparel - 1.7%
20,000	Lennar Corp. - CL A	543,600
5,000	Tupperware Brands Corp.	317,500
		861,100

Consumer Services - 7.3%
18,000	Las Vegas Sands Corp.	1,036,260
*90,000	MGM Resorts Int'l	1,225,800
12,000	Starbucks Corp.	670,680
5,000	Wynn Resorts Ltd.	624,400
		3,557,140

Media - 2.8%
*14,000	DIRECTV - CL A	690,760
*300,000	Sirius XM Radio, Inc.	693,000
		1,383,760

Retailing - 2.3%
*3,200	Amazon.com, Inc.	648,032
7,000	Tiffany & Co.	483,910
		1,131,942

Consumer Staples – 1.3%

Food Beverage & Tobacco - 1.3%
10,000	PepsiCo, Inc.	663,500

Energy - 9.9%

Energy - 9.9%
7,000	Anadarko Petroleum Corp.	548,380
*12,000	Cameron International Corp.	633,960
*25,000	Chesapeake Energy Corp.	579,250
*4,200	EOG Resources, Inc.	466,620
12,000	National Oilwell Varco, Inc.	953,640
15,000	Schlumberger Ltd.	1,048,950
*22,000	Southwestern Energy Co.	673,200
		4,904,000

Financials - 9.7%

Diversified Financials - 9.7%
215,000	Bank of America Corp.	2,057,550
9,000	Goldman Sachs Group, Inc.	1,119,330
*20,000	JPMorgan Chase & Co.	919,600
35,000	Morgan Stanley	687,400
		4,783,880

Health Care - 6.6%

Health Care Equipment & Services - 2.1%
10,000	UnitedHealth Group, Inc.	589,400
6,000	WellPoint, Inc.	442,800
		1,032,200

Pharmaceuticals & Biotechnology - 4.5%
*65,000	Amarin Corp. Plc – ADR (b)	735,800
*10,000	Celgene Corp.	775,200
*17,000	Vertex Pharmaceuticals	697,170
		2,208,170

Industrials - 12.0%

Capital Goods - 10.0%
7,000	Boeing Co.	520,590
10,000	Caterpillar, Inc.	1,065,200
14,000	Chicago Bridge & Iron Co. N.V.	604,660
5,000	Cummins, Inc.	600,200
8,000	Deere & Co.	647,200
11,000	Fastenal Co.	595,100
12,000	Ingersoll-Rand Plc	496,200
10,000	Timken Co.	507,400
		5,036,550

Transportation - 2.0%
*12,000	Expeditors Int'l of WA, Inc.	558,120
5,000	FedEx Corp.	459,800
		1,017,920

Information Technology - 31.8%

Semiconductors and Semiconductor Equipment - 3.4%
25,000	Broadcom Corp.	982,500
*25,000	Intel Corp.	702,750
		1,685,250

Software & Services - 14.5%
*6,000	Baidu, Inc. ADR (b)	874,620
*10,000	Check Point Software Technologies Ltd.	638,400
*8,500	Cognizant Technology Solutions Corp. - CL A	654,075
*1,300	Google, Inc.	833,612
*3,000	MasterCard, Inc.	1,261,620
*20,000	Microsoft Corp.	645,000
*25,000	Oracle Corp.	729,000
*6,500	VMware, Inc. - CL A	730,405
*15,000	Verifone Systems, Inc.	778,050
		7,144,782

Technology Hardware & Equipment - 13.9%
*4,500	Apple, Inc.	2,697,615
*50,000	Cisco Systems, Inc.	1,057,500
*7,000	F5 Networks, Inc.	944,720
25,000	Qualcomm, Inc.	1,700,500
*19,000	Riverbed Technology, Inc.	533,520
		6,933,855

Materials - 4.5%

Materials - 4.5%
*9,000	Cliffs Natural Resources, Inc.	623,340
14,000	Nucor Corp.	601,300
5,000	Praxair, Inc.	573,200
8,000	The Mosaic Co.	442,320
		2,240,160

Total Common Stocks		47,049,359
(Cost $40,538,554)(a)

Mutual Funds -6.0%

	NUMBER OF SHARES

2,965,676	AIM Liquid Assets Portfolio	2,965,676
	- Institutional Class

	Total Mutual Funds	2,965,676
	(Cost $2,965,676)(a)

	Total Investments - 100.8%	50,015,035
	(Cost $43,504,230)(a)

	Other Net Assets Less Liabilities - (0.8%)	(410,540)

	Net Assets - 100%	$49,604,495

(a)

Cost for book and tax purposes is $43,504,230; the aggregate gross unrealized appreciation is $7,035,653 and aggregate gross unrealized depreciation is $524,848, resulting in net unrealized depreciation of $6,510,805.

(b)

 American Depository Receipt (ADR).

*Non-income producing security.

Various inputs are used in determining the value of the fund’s investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Funds' investments at March 31, 2012, based on the inputs used to value them (in thousands):

INVESTMENTS IN SECURITIES (unaudited)
TYPE OF INVESTMENTS	LEVEL I	LEVEL II	LEVEL III	TOTAL

MONETTA FUND
Common Stocks	$47,049	$0	$0	$47,049
Money Market Funds	$2,966	$0	$0	$2,966
FUND TOTAL	$50,015	$0	$0	$50,015

For additional category information for the investments in securities presented above, please refer to the Monetta Fund's Schedule of Investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

a)

The registrant's principal executive officer and principal financial officer have  concluded  that the registrant's disclosure  controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures required by Rule  30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

b)

There were no significant changes in the  registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monetta Funds, Inc.

By (Signature and Title)*                /s/ ROBERT S. BACARELLA

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Robert S. Bacarella, Principal Executive Officer

Date                                                  May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/  ROBERT S. BACARELLA

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Robert S. Bacarella, Principal Executive Officer

Date                                                  May 23, 2012

By (Signature and Title)*               /s/  MARIA C. DE NICOLO

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Maria C. De Nicolo, Principal Financial Officer

Date                                                  May 23, 2012